EQUITY (Tables)	12 Months Ended
Dec. 31, 2015
Equity Tables [Abstract]
Status of option plans
	Year ended December 31,
	2015		2014		2013
	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price	Number (in thousands)	Weighted average exercise price

Balance outstanding at beginning of year	26,733	$ 45.91	32,481	$ 45.05	36,580	$ 44.40
Changes during the year:
Granted	7,655	59.82	6,935	48.60	1,701	38.37
Exercised	(8,127)	46.88	(11,423)	45.05	(2,797)	32.17
Forfeited	(1,028)	48.96	(1,260)	46.11	(3,003)	45.51
Balance outstanding at end of year	25,233	49.69	26,733	45.91	32,481	45.05
Balance exercisable at end of year	11,299	44.67	12,632	47.16	17,082	47.30

Schedule of ordinary shares issued upon outstanding options
The following tables summarize information at December 31, 2015 regarding the number of ordinary shares issuable upon (1) outstanding options and (2) vested options:
(1) Number of ordinary shares issuable upon exercise of outstanding options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$35.11	-	$40.10	3,398	38.61	7.10	91,858
$40.11	-	$45.10	4,707	41.93	6.09	111,613
$45.11	-	$50.10	7,533	48.55	7.33	128,738
$50.11	-	$55.10	1,881	52.18	2.20	25,323
$55.11	-	$60.10	1,434	57.85	8.22	11,173
$60.11	-	$66.00	6,280	60.27	9.14	33,715
Total			25,233	49.69	7.19	402,420

Schedule of ordinary shares issued upon vested options
(2) Number of ordinary shares issuable upon exercise of vested options
Range of exercise prices			Balance at end of period (in thousands)	Weighted average exercise price	Weighted average remaining life	Aggregate intrinsic value (in thousands)
			Number of shares	$	Years	$
$35.11	-	$40.10	2,741	38.74	7.02	73,742
$40.11	-	$45.10	3,830	41.83	5.87	91,203
$45.11	-	$50.10	2,732	48.42	5.97	47,054
$50.11	-	$55.10	1,747	52.12	1.72	23,616
$55.11	-	$60.10	189	59.58	1.67	1,147
$60.11	-	$66.00	60	63.32	1.27	136
Total			11,299	44.67	5.44	236,898

Schedule of the number of RSUs issued and outstanding
	Year ended December 31,
	2015		2014		2013
	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value	Number (in thousands)	Weighted average grant date fair value

Balance outstanding at beginning of year	2,466	$43.05	2,512	$40.48	3,744	$41.04
Granted	1,519	56.75	1,342	46.09	289	35.80
Vested	(1,112)	41.04	(1,146)	41.55	(1,222)	41.04
Forfeited	(322)	48.27	(242)	40.05	(299)	40.98
Balance outstanding at end of year	2,551	51.43	2,466	43.05	2,512	40.48

Components of accumulated other comprehensive income (loss)
	December 31,
	2015	2014	2013

	(U.S. $ in millions)
Currency translation adjustment	$(2,384)	$(1,283)	$151
Unrealized loss on defined benefit plans, net	(58)	(93)	(50)
Unrealized gain (loss) on derivative financial instruments, net	175	40	(197)
Unrealized gain (loss) from available-for-sale securities, net	312	(7)	5
Accumulated other comprehensive loss attributable to Teva	$(1,955)	$(1,343)	$(91)

Disclosure of Share-based Compensation Arrangements by Share-based Payment Award [Table Text Block]
The weighted average fair value of options granted during the years was estimated by using the Black-Scholes option-pricing model as follows:
	Year ended December 31,
	2015	2014	2013

Weighted average fair value	$ 10.9	$ 9.3	$ 6.6

The fair value of these options was estimated on the date of grant, based on the following weighted average assumptions:

	Year ended December 31,
	2015	2014	2013

Dividend yield	2.3%	2.9%	3.3%
Expected volatility	24%	25%	23%
Risk-free interest rate	1.8%	1.9%	2.1%
Expected term	5 years	6 years	9 years

	Year ended December 31,
	2015	2014	2013

	(U.S. $ in millions)
Employee stock options	$62	$47	$40
RSUs and PSUs	55	38	24
Total stock-based compensation expense	117	85	64
Tax effect on stock-based compensation expense	19	14	14
Net effect	$98	$71	$50

Treasury Stock Shares Acquired [Table Text Block]
	Year ended December 31,

	2015	2014	2013
	(in millions)
Amount spent on shares repurchased	$439	$500	$497
Number of shares repurchased	7.7	8.7	12.8

Accumulated Other Comprehensive Income/(Loss) (net of tax)
The following tables present the changes in the components of accumulated other comprehensive loss attributable to Teva for the years ended December 31, 2015, 2014 and 2013:
		Year ended December 31, 2015
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

		(U.S.$ in millions)
Currency translation adjustment	Currency translation adjustment, reclassified to share in (income) losses of associated companies – net	$(1,131)	$24	$(1,107)	$6	$(1,101)
Unrealized gain (loss) from available-for-sale securities	Loss on marketable securities*	(413)	737	324	(5)	319
Unrealized gain (loss) from derivative financial instruments	Gain on derivative financial instruments**	137	(2)	135	-	135
Unrealized gain (loss) on defined benefit plans	Gain on defined benefit plans, reclassified to various statement of income items***	33	4	37	(2)	35
Total accumulated other comprehensive income (loss)		$(1,374)	$763	$(611)	$(1)	$(612)

		Year ended December 31, 2014
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

		(U.S.$ in millions)
Currency translation adjustment	Currency translation adjustment, reclassified to financial expenses - net	$(1,429)	$(5)	$(1,434)	$-	$(1,434)
Unrealized gain (loss) from available-for-sale securities	Gain on marketable securities, reclassified to financial expenses - net	(12)	2	(10)	(2)	(12)
Unrealized gain (loss) from derivative financial instruments	Loss on derivative financial instruments, reclassified to net revenues	240	(3)	237	-	237
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items***	(55)	(2)	(57)	14	(43)
Total accumulated other comprehensive income (loss)		$(1,256)	$(8)	$(1,264)	$12	$(1,252)

		Year ended December 31, 2013
Components of accumulated other comprehensive loss	Description of the reclassification to the statement of income	Other comprehensive income (loss) before reclassifications	Amounts reclassified to the statement of income	Net other comprehensive income (loss) before tax	Corresponding income tax	Net other comprehensive income (loss) after tax

		(U.S.$ in millions)
Currency translation adjustment	Currency translation adjustment, reclassified to financial expenses - net	$(46)	$17	$(29)	$5	$(24)
Unrealized gain (loss) from available-for-sale securities	Gain on marketable securities, reclassified to financial expenses - net	18	(6)	12	-	12
Unrealized gain (loss) from derivative financial instruments	Loss on derivative financial instruments, reclassified to net revenues	(111)	7	(104)	-	(104)
Unrealized gain (loss) on defined benefit plans	Loss on defined benefit plans, reclassified to various statement of income items***	20	24	44	(2)	42
Total accumulated other comprehensive income (loss)		$(119)	$42	$(77)	$3	$(74)

* $632 million loss reclassified to financial expenses—net and $105 million loss reclassified to impairments, restructuring and others.
** $26 million loss reclassified to financial expenses—net and $28 million gain reclassified to net revenues.
*** Affected cost of sales, research and development expenses, selling and marketing expenses and general and administrative expenses.